Shareholder Fees	Dec. 01, 2021
First Trust Horizon Managed Volatility Developed International ETF | First Trust Horizon Managed Volatility Developed International ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none